Simplify Interest Rate Hedge ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 68.9%
U.S. Treasury Bill, 4.33%, 10/28/2025 (a)(b) .................................... $ 21,800,000 $ 21,733,946
U.S. Treasury Bill, 4.19%, 11/13/2025 (a)(b) .................................... 16,000,000 15,923,460
U.S. Treasury Bill, 4.01%, 12/4/2025 (a)(b) ..................................... 35,000,000 34,757,645
U.S. Treasury Bill, 3.98%, 12/11/2025 (a)(b) .................................... 23,400,000 23,222,784
U.S. Treasury Bill, 3.96%, 12/26/2025 (a) ...................................... 18,500,000 18,329,851
Total U.S. Treasury Bills (Cost $113,957,371) ....................................... 113,967,686
Shares
U.S. Exchange-Traded Funds – 22.3%
Money Market Funds – 22.3%
Simplify Government Money Market ETF(c)
(Cost $36,973,405) ...................................................... 369,500 36,979,560
Money Market Fund – 0.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(d)
(Cost $962,275) ......................................................... 962,275 962,275
Notional Amount
Purchased Swaptions – (1.4)%
Puts – Over the Counter – (1.4)%
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Barclays
Bank PLC)(e) ................................................... 65,000,000 (840,172)
Interest Rate Swaption , pay semi annually a fixed rate of 4.75% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Citigroup
Global Markets) ................................................. 100,000,000 (1,228,746)
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/13/30 (counterparty: Goldman
Sachs International) ............................................. 465,000,000 (3,391,718)
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Goldman
Sachs International) ............................................. 130,000,000 (1,288,445)
Interest Rate Swaption , pay semi annually a fixed rate of 4.75% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Goldman
Sachs International) ............................................. 120,000,000 (1,254,368)
Interest Rate Swaption , pay semi annually a fixed rate of 4.80% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Goldman
Sachs International) ............................................. 840,000,000 2,089,506
Interest Rate Swaption , pay semi annually a fixed rate of 5.00% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Goldman
Sachs International) ............................................. 14,000,000 929
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: J&P Morgan
Chase & Co.) ................................................... 135,000,000 (1,714,014)
Interest Rate Swaption , pay semi annually a fixed rate of 4.75% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: J&P Morgan
Chase & Co.) ................................................... 362,000,000 407,220
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/13/30 (counterparty: Morgan
Stanley Capital Services LLC)(e) ................................... 1,045,000,000 8,980,591
Interest Rate Swaption , pay semi annually a fixed rate of 4.75% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Morgan
Stanley Capital Services LLC) ..................................... 166,000,000 (4,021,592)
(2,260,809)

Simplify Interest Rate Hedge ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Notional Amount Value
Total Purchased Swaptions (Cost $0) ................................................ $ (2,260,809)
Total Investments – 90.4%
(Cost $151,893,051) ........................................................... $ 149,648,712
Other Assets in Excess of Liabilities – 9.6% ........................................... 15,904,586
Net Assets – 100.0% ............................................................ $ 165,553,298
Notional Amount
Written Swaption – 9.9%
Puts – Over the Counter – 9.9%
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/01/30 (counterparty: Citigroup
Global Markets) ................................................. (100,000,000) 1,418,863
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/01/30 (counterparty: Goldman
Sachs International) ............................................. (695,000,000) 6,655,688
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/02/30 (counterparty: Goldman
Sachs International) ............................................. (200,000,000) 3,612,567
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/01/30 (counterparty: J&P Morgan
Chase & Co.) ................................................... (250,000,000) (289,018)
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/01/30 (counterparty: Morgan
Stanley Capital Services LLC) ..................................... (100,000,000) 2,042,107
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/02/30 (counterparty: Morgan
Stanley Capital Services LLC) ..................................... (165,000,000) 2,980,367
16,420,574
Total Written Swaption (Cost $0) ................................................... 16,420,574
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $89,699,200 have been pledged as collateral for purchased swaptions as of
September 30, 2025.
(c) Affiliated fund managed by Simplify Asset Management Inc.
(d) Rate shown reflects the 7-day yield as of September 30, 2025.
(e) U.S. Treasury Notes with a market value of $3,792,873 have been pledged as collateral by the broker for purchased swaptions as of September 30, 2025.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 45,496,556 $ (8,527,914) $ 4,763 $ 6,155 $ 36,979,560 369,500 $ 247,530 $ —
$ — $ 45,496,556 $ (8,527,914) $ 4,763 $ 6,155 $ 36,979,560 369,500 $ 247,530 $ —

Simplify Interest Rate Hedge ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
At September 30, 2025, centrally cleared interest rate swap contracts outstanding were as follows:
Rate Paid by
Fund
Rate Received
by the Fund(1)
Payment
Frequency Paid/
received Counterparty
Maturity
Date
Notional
Amount Fair Value
Upfront
Premium Paid/
(Received)
Unrealized
Appreciation/
(depreciation)
2.11
4.39% (1 Day
SOFR + 0.00%) Annual/Annual MSCS 05/15/2048 10,000 $ 2,498 $ 0 $ 2,498
(1) The Fund pays the fixed rate and receives the floating rate.
Abbreviations:
MSCS : Morgan Stanley Capital Services LLC
SOFR : Secured Overnight Financing Rate
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 68.9%
U.S. Exchange-Traded Funds .................................................................... 22.3%
Money Market Fund ........................................................................... 0.6%
Purchased Swaptions .......................................................................... (1.4)%
Total Investments ............................................................................. 90.4%
Other Assets in Excess of Liabilities ............................................................... 9.6%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.